Operating Income	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Income [Abstract]
Operating Income	REVENUES AND OTHER INCOME
Financial statement line item detail
In 2023, the total revenues and other income amounted to €38,176 (€26,566 in 2022, and €85,579 in 2021).
Revenue amounted to €28,565 in 2023 (€20,195 in 2022, and €80,069 in 2021).
Revenue is primarily composed of:
1.Licensing Agreement (Ipsen). In December 2021, GENFIT and Ipsen entered into an exclusive licensing agreement for elafibranor, a Phase 3 asset evaluated in Primary Biliary Cholangitis (PBC), as part of a long-term global partnership ("Collaboration and License Agreement").
◦In 2023, €13.3 million was attributable to a milestone invoiced to Ipsen in December 2023 in accordance with the Collaboration and Licensing agreement signed in December 2021. This milestone was earned following the NDA filing acceptance by the FDA and MAA filing acceptance by the EMA for accelerated approval of elafibranor. €8.7 million was attributable to previously deferred revenue of €40 million from 2021 as noted immediately below, in line with the progress in the ELATIVE® clinical study and related expenses incurred during the period.
◦In 2022, €15.9 million was attributable to previously deferred revenue of €40 million from 2021 as noted immediately below, in line with the progress in the ELATIVE® clinical study and expenses incurred during the period.
◦In 2021, €80 million was attributable to the recognition of the initial payment received from Ipsen pursuant to the license agreement entered into in December 2021 (of the total amount of €120 million) for the granting of the licence. The remaining balance of the initial payment, i.e. 40 million euros, was recorded as deferred income.
2.Transition Services Agreements (Ipsen). GENFIT and Ipsen entered into the Transition Services Agreement and Part B Transition Services Agreement, signed in April 2022 and September 2023 respectively, in order to facilitate the transition of certain services related to the Phase 3 ELATIVE® clinical trial until the complete transfer of the responsibility of the trial to Ipsen.
◦In 2023, the services provided under this contract generated €6.5 million in revenue.
◦In 2022, the services provided under this contract generated €1 million in revenue.
3.Inventory Purchase Agreement (Ipsen). GENFIT and Ipsen also entered into an Inventory Purchase Agreement in 2022, which provided for the purchase by Ipsen of batches of active ingredients and elafibranor products during the second half of 2022.
◦In 2023, no revenue was generated under this contract.
◦In 2022, inventory sold to Ipsen under this contract generated €3.3 million in revenue.
4.Other revenue
◦In 2023 and 2022 other revenue was not significant.
◦In 2021, other revenue recognized relates to license agreements with Labcorp for the deployment of NIS4® diagnostic technology in the field of MASH, amounting to €69.
Application of IFRS 15 to the Ipsen License Agreement signed in 2021
Performance obligations
We have identified that the agreement provides for four distinct performance obligations:
•The license for elafibranor,
•The completion of the ELATIVE® Phase 3 trial until the end of the double-blind period,
•The knowledge transfer related to elafibranor, as well as support for Ipsen in future undertakings and processes, and
•The provision of drug tablets that may be needed by Ipsen to conduct their clinical trials.
The compensation under this agreement consists of an upfront payment, milestone payments, and royalties on future sales of elafibranor by Ipsen. Besides, it must be noted that, with respect to (i) support services other than the knowledge transfer and (ii) the provision of drug tablets, the agreement provides for separate prices covering all costs borne by the Company to provide those goods and services, therefore constituting in each case an individual and distinct sale price for the relevant goods or service, which is not included in the aforementioned price elements.
We estimate the individual sale price of the clinical trial phase to be €40 million, including forecasted external costs, personnel expenses for the relevant staff, indirect costs pertaining to the work environment of such staff, augmented of a customary margin rate for CRO (Clinical Research Organization) contracting. This calculation of the individual sale price for the clinical trial phase reflects observable price conditions as recommended under IFRS 15.79.c. We used the same method to calculate the individual sale price of the knowledge transfer.
Revenue accounting treatment for periods presented
Regarding the recognition of revenue related to the license, we have applied the following methods:
•The upfront payment, minus the portion of prices allocated to knowledge transfer services and clinical phase execution, has been recognized at the date of transfer of control, i.e. December 16, 2021 according to the above, as it is a static license (without implication or associated service provision);
•Milestone payments constitute variable and uncertain income, which would be, if applicable, recognized in revenue at the time they become highly probable, which means, in this case, due by Ipsen. In 2023, the €13.3 million milestone was triggered by the acceptance of the New Drug Application (NDA) filing by the US Food and Drug Administration (FDA) and Marketing Authorization Application (MAA) by the European Medicines Agency (EMA) for accelerated approval of elafibranor in Primary Biliary Cholangitis (PBC).
Regarding the recognition of revenue related to the Phase 3 ELATIVE® trial until the end of the double-blind period, we have applied the following method:
•The part of the upfront payment allocated to this service will be recognized progressively as completion progresses.
Accounting treatment for future milestones and royalties
•Milestone payments constitute variable and uncertain income, which would be, if applicable, recognized in revenue at the time they become highly probable, which means, in this case, due by Ipsen. In addition, the future milestones that we may receive in 2024, subject to approval by applicable regulatory authorities and US and European commercial launches of elafibranor in PBC by Ipsen, represents a total of up to approximately €75.2 million.
•Royalties will be progressively recognized in revenue as sales are completed by Ipsen, in accordance with the IFRS 15 exception for royalties constituting variable income.
Application of IFRS 15 to the Ipsen Transition Services Agreement and Inventory Purchase Agreement signed in 2022
In 2022, GENFIT and Ipsen entered into a Transition Services Agreement, which outlines the scope of services to facilitate the transition of some activities related to the Phase 3 clinical trial evaluating elafibranor in Primary Biliary Cholangitis (PBC). This agreement is a supplementary follow-on to the Collaboration and License Agreement mentioned above. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized as services are performed.
In 2022, GENFIT and Ipsen entered into an Inventory Purchase Agreement, pursuant to which Ipsen purchased inventory from GENFIT, namely the elafibranor active pharmaceutical ingredient and related drug product, during the second half of 2022 with the prospect of transferring the conduct of the ELATIVE® study to Ipsen. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized when inventory is provided to Ipsen.
Application of IFRS 15 to the Ipsen Part B Transition Services Agreement signed in 2023
In 2023, GENFIT and Ipsen entered into a Part B Transition Services Agreement, which outlines the scope of services to facilitate the transition of some activities related to the Phase 3 clinical trial evaluating elafibranor in Primary Biliary Cholangitis (PBC). This agreement is a supplementary follow-on to the Collaboration and License Agreement mentioned above. We evaluated the agreement under IFRS 15 and we concluded that the services constitute a single performance obligation for which revenue is recognized as services are performed.
Other income
The breakdown of Other income is as follows:

Other income	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31
CIR tax credit	5,282	6,017	5,807
Other operating income	223	320	464
Government grants and subsidies	5	34	3,340
TOTAL	5,510	6,371	9,610
The research tax credit (CIR) amounted to €5,807 in 2023 (€6,017 in 2022 and €5,282 in 2021), due to a slight reduction in eligible research and development expenses. Note that there is also a tax inspection currently taking place as explained in Note 11 - "Income tax".
Other operating income amounted to €464 in 2023 (€320 in 2022 and €223 in 2021), mainly comprised of exchange gains on trade receivables.
Government grants and subsidies amounted to €3,340 in 2023 (€34 in 2022 and €5 in 2021). The increase is from one-time cancellation of €3,229 thousand refundable government grant from Bpifrance (the BPI France IT-DIAB) as part of a framework innovation aid agreement involving several scientific partners and for which the Group was the lead partner. For further information refer to Note 20.2.1 - "Breakdown and other Loans and Borrowings - Refundable and conditional advances".